Quarterly Report
September 30, 2025
Elfun Income Fund

Elfun Income Fund
Quarterly Report
September 30, 2025

Page
Schedule of Investments	1
Notes to Schedule of Investments	16

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Bonds and Notes - 95.7% †
U.S. Treasuries - 28.7%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$1,570,000	$1,046,749
3.00%, 08/15/48 (a)	2,943,000	2,212,308
4.13%, 08/15/53 (a)	595,000	537,824
4.38%, 08/15/43 (a)	2,005,000	1,935,138
4.75%, 08/15/55 (a)	1,340,000	1,344,816
U.S. Treasury Inflation-Indexed Notes
1.63%, 10/15/29 (a)	2,386,686	2,434,373
1.88%, 07/15/34 (a)	3,534,171	3,586,769
U.S. Treasury Notes
0.75%, 01/31/28 (a)	3,455,000	3,235,284
1.63%, 05/15/31 (a)	895,000	796,970
2.63%, 02/15/29 (a)	1,570,000	1,519,220
3.50%, 04/30/28 (a)	886,000	883,508
3.88%, 07/31/27 - 08/15/33 (a)	7,348,100	7,381,241
4.00%, 07/31/32 (a)	1,139,000	1,144,517
4.13%, 02/15/27 - 07/31/31 (a)	2,327,000	2,344,407
4.25%, 08/15/35 (a)	729,000	734,923
4.50%, 05/15/27 (a)	2,105,000	2,132,546
4.63%, 04/30/29 - 05/31/31 (a)	4,540,000	4,710,388
		37,980,981
Agency Mortgage Backed - 29.7%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	3,432,993	3,107,383
4.50%, 06/01/33 - 02/01/35 (a)	2,018	2,026
5.00%, 07/01/35 (a)	34,652	35,339
5.50%, 01/01/38 - 04/01/39 (a)	50,390	52,448
6.00%, 06/01/33 - 11/01/37 (a)	113,813	119,575
7.00%, 01/01/27 - 08/01/36 (a)	23,899	25,739
7.50%, 11/01/29 - 09/01/33 (a)	3,822	3,959
8.00%, 11/01/30 (a)	1,156	1,192
Federal National Mortgage Association
2.50%, 03/01/51 (a)	2,690,484	2,268,499
3.50%, 08/01/45 - 01/01/48 (a)	2,767,591	2,588,185
4.00%, 01/01/41 - 01/01/50 (a)	1,432,701	1,379,197
4.50%, 07/01/33 - 12/01/48 (a)	729,997	724,996
5.00%, 03/01/34 - 05/01/39 (a)	74,572	75,995
5.50%, 12/01/32 - 01/01/39 (a)	189,282	196,386
6.00%, 01/01/29 - 05/01/41 (a)	408,163	426,030
6.50%, 08/01/28 - 08/01/36 (a)	16,922	17,852
7.00%, 10/01/32 - 12/01/33 (a)	4,605	4,892
7.50%, 12/01/26 - 03/01/33 (a)	11,038	11,379
8.00%, 09/01/30 - 10/01/31 (a)	398	403
8.50%, 04/01/30 (a)	451	479
	Principal Amount	Fair Value
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
6.60%, 04/01/37 (a)(b)	$671	$683
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45 (a)	2,837,005	2,593,101
3.50%, 08/20/48 (a)	523,644	484,292
4.00%, 01/20/41 - 04/20/43 (a)	459,742	444,430
4.50%, 08/15/33 - 03/20/41 (a)	204,766	204,531
5.00%, 08/15/33 (a)	10,622	10,827
6.00%, 04/15/27 - 04/15/35 (a)	62,226	64,868
6.50%, 04/15/28 - 09/15/36 (a)	24,287	25,343
7.00%, 03/15/28 - 10/15/36 (a)	13,465	14,306
7.50%, 10/15/28 (a)	2,947	2,987
8.00%, 09/15/27 - 06/15/30 (a)	6,777	6,820
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
1.46%, 05/20/64 (a)(b)(c)	1,894,072	61,962
Uniform Mortgage-Backed Security, TBA
2.00%, 10/01/55	4,401,092	3,547,276
2.50%, 10/01/55	5,850,047	4,928,571
3.00%, 10/01/55	3,061,199	2,688,620
3.50%, 10/01/55	6,192,180	5,658,872
6.00%, 10/01/54	3,799,537	3,881,797
6.50%, 10/01/54	3,599,722	3,720,025
		39,381,265
Agency Collateralized Mortgage Obligations - 0.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	745,000	707,156
4.05%, 09/25/28 (a)(b)	300,000	300,990
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (a)(c)	8,679	1,115
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (a)(d)	67	65
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.08%, 09/25/43 (a)(b)(c)	419,529	22,288
Federal National Mortgage Association Interest STRIPS
0.00%, 12/25/34 (a)(d)	10,483	8,730
4.50%, 08/25/35 - 01/25/36 (a)(c)	18,209	2,257
5.00%, 03/25/38 - 05/25/38 (a)(c)	11,914	1,839
5.50%, 12/25/33 (a)(c)	3,377	503
6.00%, 01/25/35 (a)(c)	13,045	2,036
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (a)(b)(c)	84,815	2,250
5.00%, 02/25/40 - 09/25/40 (a)(c)	12,103	1,009

See Notes to Schedule of Investments.
Elfun Income Fund	1

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
1.53%, 07/25/38 (a)(b)(c)	$11,488	$1,014
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.08%, 11/25/41 (a)(b)(c)	1,170,160	136,303
		1,187,555
Asset Backed - 0.4%
Chase Funding Trust
4.99%, 11/25/33 (a)(e)	28,085	27,906
Towd Point Mortgage Trust
4.97%, 07/25/45 (a)(e)(f)	475,948	475,704
		503,610
Corporate Notes - 28.4%
7-Eleven, Inc.
0.95%, 02/10/26 (a)(f)	101,000	99,690
Abbott Laboratories
3.75%, 11/30/26 (a)	14,000	13,993
4.90%, 11/30/46 (a)	31,000	29,751
AbbVie, Inc.
3.20%, 11/21/29 (a)	41,000	39,547
4.05%, 11/21/39 (a)	20,000	17,896
4.25%, 11/21/49 (a)	33,000	27,860
4.30%, 05/14/36 (a)	19,000	18,267
4.40%, 11/06/42 (a)	18,000	16,230
4.63%, 10/01/42 (a)	3,000	2,783
4.70%, 05/14/45 (a)	5,000	4,588
4.88%, 11/14/48 (a)	2,000	1,856
5.05%, 03/15/34 (a)	131,000	134,654
5.40%, 03/15/54 (a)	22,000	21,892
5.50%, 03/15/64 (a)	26,000	25,983
Advanced Micro Devices, Inc.
4.39%, 06/01/52 (a)	29,000	24,921
AEP Texas, Inc.
3.45%, 05/15/51 (a)	53,000	36,443
5.70%, 05/15/34 (a)	74,000	77,018
AEP Transmission Co. LLC
5.40%, 03/15/53 (a)	24,000	23,793
Aircastle Ltd.
4.25%, 06/15/26 (a)	30,000	29,928
Alcon Finance Corp.
2.60%, 05/27/30 (a)(f)	239,000	221,180
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33 (a)	16,000	13,130
2.95%, 03/15/34 (a)	28,000	24,183
3.55%, 03/15/52 (a)	25,000	17,405
4.70%, 07/01/30 (a)	5,000	5,045
Allstate Corp.
4.20%, 12/15/46 (a)	27,000	22,590
Allstate Corp. (7.41% fixed rate until 10/30/25; 3.20% + 3 mo. Term SOFR thereafter)
7.41%, 08/15/53 (a)(b)	40,000	40,070
Alphabet, Inc.
4.00%, 05/15/30 (a)	24,000	24,102
4.50%, 05/15/35 (a)	65,000	65,092
5.25%, 05/15/55 (a)	32,000	32,088
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41 (a)	20,000	16,248
	Principal Amount	Fair Value
4.00%, 02/04/61 (a)	$5,000	$3,680
4.25%, 08/09/42 (a)	2,000	1,681
4.45%, 05/06/50 (a)	11,000	8,938
4.50%, 05/02/43 (a)	7,000	6,026
Amazon.com, Inc.
1.50%, 06/03/30 (a)	12,000	10,740
2.50%, 06/03/50 (a)	16,000	9,868
2.70%, 06/03/60 (a)	11,000	6,498
2.88%, 05/12/41 (a)	28,000	21,493
3.15%, 08/22/27 (a)	3,000	2,968
3.25%, 05/12/61 (a)	18,000	12,060
4.05%, 08/22/47 (a)	6,000	5,075
4.25%, 08/22/57 (a)	2,000	1,679
American Electric Power Co., Inc.
2.30%, 03/01/30 (a)	16,000	14,636
American Honda Finance Corp.
5.85%, 10/04/30 (a)	101,000	107,393
American Tower Corp.
1.50%, 01/31/28 (a)	52,000	48,988
2.90%, 01/15/30 (a)	18,000	16,966
3.70%, 10/15/49 (a)	11,000	8,238
3.80%, 08/15/29 (a)	21,000	20,594
American Water Capital Corp.
2.95%, 09/01/27 (a)	16,000	15,697
5.45%, 03/01/54 (a)	73,000	72,164
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	53,000	52,180
Amgen, Inc.
2.00%, 01/15/32 (a)	32,000	27,757
2.45%, 02/21/30 (a)	7,000	6,484
3.00%, 01/15/52 (a)	20,000	13,227
3.15%, 02/21/40 (a)	36,000	28,346
5.60%, 03/02/43 (a)	30,000	30,368
5.65%, 03/02/53 (a)	28,000	27,947
5.75%, 03/02/63 (a)	26,000	25,939
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	47,000	46,432
4.90%, 02/01/46 (a)	22,000	20,591
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30 (a)	24,000	23,361
5.55%, 01/23/49 (a)	24,000	24,276
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (a)	32,000	20,188
Apollo Debt Solutions BDC
6.90%, 04/13/29 (a)	55,000	57,797
Apple, Inc.
2.65%, 02/08/51 (a)	47,000	29,843
2.80%, 02/08/61 (a)	20,000	12,066
2.95%, 09/11/49 (a)	13,000	8,903
3.35%, 02/09/27 (a)	6,000	5,967
3.45%, 02/09/45 (a)	28,000	22,193
3.85%, 08/04/46 (a)	20,000	16,554
4.85%, 05/10/53 (a)	78,000	75,821
Applied Materials, Inc.
4.35%, 04/01/47 (a)	11,000	9,615
Aptiv Swiss Holdings Ltd.
4.40%, 10/01/46 (a)	7,000	5,585
4.65%, 09/13/29 (a)	200,000	201,940
ArcelorMittal SA
4.55%, 03/11/26 (a)	129,000	128,943

See Notes to Schedule of Investments.
2	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
6.00%, 06/17/34 (a)	$97,000	$103,640
6.35%, 06/17/54 (a)	80,000	83,596
6.80%, 11/29/32 (a)	18,000	20,050
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	10,000	9,870
ARES Capital Corp.
2.88%, 06/15/28 (a)	61,000	58,230
Arthur J Gallagher & Co.
3.50%, 05/20/51 (a)	20,000	14,143
Ascension Health
4.85%, 11/15/53 (a)	33,000	30,062
Ashtead Capital, Inc.
5.55%, 05/30/33 (a)(f)	245,000	252,678
Astrazeneca Finance LLC
1.75%, 05/28/28 (a)	46,000	43,534
5.00%, 02/26/34 (a)	38,000	39,171
AstraZeneca PLC
3.00%, 05/28/51 (a)	24,000	16,508
4.00%, 01/17/29 (a)	5,000	5,004
4.38%, 08/17/48 (a)	3,000	2,647
AT&T, Inc.
2.75%, 06/01/31 (a)	196,000	179,626
3.55%, 09/15/55 (a)	14,000	9,642
3.65%, 06/01/51 (a)	95,000	68,690
3.85%, 06/01/60 (a)	33,000	23,467
4.35%, 03/01/29 (a)	27,000	27,113
4.50%, 05/15/35 (a)	24,000	23,157
4.55%, 03/09/49 (a)	11,000	9,292
4.75%, 05/15/46 (a)	6,000	5,352
4.85%, 03/01/39 (a)	19,000	18,215
5.40%, 02/15/34 (a)	74,000	76,919
Athene Holding Ltd.
4.13%, 01/12/28 (a)	14,000	13,971
6.15%, 04/03/30 (a)	29,000	30,931
Atmos Energy Corp.
6.20%, 11/15/53 (a)	31,000	34,035
AutoNation, Inc.
5.89%, 03/15/35 (a)	68,000	70,232
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/26 (a)	43,000	42,685
Bank of America Corp.
3.25%, 10/21/27 (a)	20,000	19,738
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (a)(b)	65,000	61,561
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (a)(b)	47,000	31,263
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (a)(b)	16,000	15,747
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (a)(b)	42,000	41,721
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (a)(b)	43,000	40,192
	Principal Amount	Fair Value
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (a)(b)	$24,000	$19,374
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (a)(b)	20,000	18,649
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (a)(b)	3,000	3,009
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (a)(b)	120,000	124,141
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (a)(b)	123,000	128,507
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (a)(b)	106,000	113,576
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (a)(b)	21,000	20,853
BAT Capital Corp.
2.73%, 03/25/31 (a)	27,000	24,684
4.39%, 08/15/37 (a)	18,000	16,487
4.54%, 08/15/47 (a)	6,000	5,033
4.63%, 03/22/33 (a)	190,000	188,024
6.00%, 02/20/34 (a)	45,000	48,027
Baxter International, Inc.
1.92%, 02/01/27 (a)	87,000	84,364
2.54%, 02/01/32 (a)	14,000	12,276
Baylor Scott & White Holdings
2.84%, 11/15/50 (a)	6,000	3,855
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	17,000	16,887
4.67%, 06/06/47 (a)	4,000	3,536
4.69%, 12/15/44 (a)	3,000	2,682
5.11%, 02/08/34 (a)	74,000	75,562
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 (a)	27,000	26,453
4.25%, 10/15/50 (a)	24,000	19,631
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50 (a)	60,000	39,377
4.25%, 01/15/49 (a)	11,000	9,451
Berry Global, Inc.
4.88%, 07/15/26 (a)(f)	29,000	28,999
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33 (a)	33,000	34,372
5.50%, 09/08/53 (a)	9,000	9,152
BlackRock TCP Capital Corp.
6.95%, 05/30/29 (a)	99,000	102,142
Block Financial LLC
2.50%, 07/15/28 (a)	25,000	23,711
3.88%, 08/15/30 (a)	6,000	5,780
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	18,000	18,241
Boeing Co.
2.20%, 02/04/26 (a)	55,000	54,589

See Notes to Schedule of Investments.
Elfun Income Fund	3

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
2.70%, 02/01/27 (a)	$46,000	$45,090
2.95%, 02/01/30 (a)	11,000	10,354
3.75%, 02/01/50 (a)	13,000	9,596
5.04%, 05/01/27 (a)	167,000	168,850
5.15%, 05/01/30 (a)	37,000	37,972
5.81%, 05/01/50 (a)	68,000	67,942
Boston Properties LP
3.40%, 06/21/29 (a)	43,000	41,277
Boston Scientific Corp.
4.70%, 03/01/49 (a)	2,000	1,830
BP Capital Markets America, Inc.
3.00%, 02/24/50 (a)	25,000	16,577
3.38%, 02/08/61 (a)	32,000	21,330
4.81%, 02/13/33 (a)	42,000	42,491
5.23%, 11/17/34 (a)	140,000	144,682
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (a)(b)	29,000	28,910
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (a)	20,000	17,521
2.35%, 11/13/40 (a)	12,000	8,421
3.40%, 07/26/29 (a)	6,000	5,850
3.55%, 03/15/42 (a)	15,000	12,118
4.13%, 06/15/39 (a)	17,000	15,395
4.25%, 10/26/49 (a)	17,000	14,088
4.35%, 11/15/47 (a)	2,000	1,703
4.55%, 02/20/48 (a)	2,000	1,749
5.20%, 02/22/34 (a)	68,000	70,496
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	37,000	35,244
3.90%, 03/15/27 (a)	6,000	5,975
Broadcom, Inc.
3.14%, 11/15/35 (a)(f)	14,000	12,120
3.42%, 04/15/33 (a)(f)	93,000	85,981
4.15%, 11/15/30 (a)	16,000	15,923
4.30%, 11/15/32 (a)	21,000	20,730
4.93%, 05/15/37 (a)(f)	18,000	17,932
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	1,798
Bunge Ltd. Finance Corp.
2.00%, 04/21/26 (a)	291,000	287,412
3.75%, 09/25/27 (a)	2,000	1,988
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	19,000	15,815
4.55%, 09/01/44 (a)	27,000	24,296
Campbell's Co.
5.40%, 03/21/34 (a)	115,000	117,804
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	13,000	12,922
4.95%, 06/01/47 (a)	11,000	9,782
Canadian Pacific Railway Co.
1.75%, 12/02/26 (a)	47,000	45,769
3.10%, 12/02/51 (a)	14,000	9,454
3.50%, 05/01/50 (a)	16,000	11,740
Capital One Financial Corp.
3.75%, 07/28/26 (a)	38,000	37,860
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	41,000	35,460
5.25%, 09/15/35 (a)	16,000	16,204
5.55%, 09/15/40 (a)	28,000	28,357
	Principal Amount	Fair Value
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	$19,000	$19,770
Carrier Global Corp.
2.72%, 02/15/30 (a)	20,000	18,743
3.58%, 04/05/50 (a)	17,000	12,716
5.90%, 03/15/34 (a)	51,000	54,714
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	18,000	15,920
3.75%, 02/15/52 (a)	24,000	17,046
Centene Corp.
3.00%, 10/15/30 (a)	18,000	16,085
4.25%, 12/15/27 (a)	321,000	315,546
CenterPoint Energy, Inc.
2.65%, 06/01/31 (a)	38,000	34,396
CGI, Inc.
4.95%, 03/14/30 (a)(f)	170,000	173,070
Charles Schwab Corp.
2.45%, 03/03/27 (a)	221,000	216,246
2.90%, 03/03/32 (a)	16,000	14,578
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (a)(b)	47,000	44,168
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (a)(b)	85,000	88,273
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (a)(b)	67,000	72,962
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (a)	29,000	21,183
3.70%, 04/01/51 (a)	100,000	65,953
4.80%, 03/01/50 (a)	46,000	36,370
6.55%, 06/01/34 (a)	191,000	203,528
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	68,000	70,058
Chevron Corp.
2.24%, 05/11/30 (a)	7,000	6,485
Chevron USA, Inc.
3.85%, 01/15/28 (a)	34,000	34,004
Chubb INA Holdings LLC
4.35%, 11/03/45 (a)	15,000	13,253
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	97,000	85,877
Cigna Group
2.40%, 03/15/30 (a)	16,000	14,770
3.40%, 03/15/50 (a)	6,000	4,214
4.38%, 10/15/28 (a)	5,000	5,025
Cisco Systems, Inc.
5.30%, 02/26/54 (a)	56,000	55,274
5.35%, 02/26/64 (a)	56,000	55,024
5.90%, 02/15/39 (a)	10,000	10,864
Citigroup, Inc.
4.45%, 09/29/27 (a)	6,000	6,024
4.65%, 07/23/48 (a)	43,000	38,377
Citigroup, Inc. (2.56% fixed rate until 05/01/31; 1.17% + SOFR thereafter)
2.56%, 05/01/32 (a)(b)	45,000	40,559

See Notes to Schedule of Investments.
4	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(b)	$16,000	$15,150
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (a)(b)	10,000	8,790
Citigroup, Inc. (6.02% fixed rate until 01/24/35; 1.83% + SOFR thereafter)
6.02%, 01/24/36 (a)(b)	105,000	110,102
Citigroup, Inc. (6.17% fixed rate until 05/25/33; 2.66% + SOFR thereafter)
6.17%, 05/25/34 (a)(b)	40,000	42,578
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(f)	61,000	60,410
Clorox Co.
1.80%, 05/15/30 (a)	24,000	21,522
CME Group, Inc.
2.65%, 03/15/32 (a)	19,000	17,264
CMS Energy Corp.
4.88%, 03/01/44 (a)	39,000	35,337
Coca-Cola Co.
2.60%, 06/01/50 (a)	20,000	12,665
2.75%, 06/01/60 (a)	14,000	8,510
Comcast Corp.
2.65%, 08/15/62 (a)	16,000	8,402
2.94%, 11/01/56 (a)	21,000	12,452
2.99%, 11/01/63 (a)	16,000	9,137
3.20%, 07/15/36 (a)	19,000	16,162
3.25%, 11/01/39 (a)	24,000	19,130
3.97%, 11/01/47 (a)	22,000	17,172
4.15%, 10/15/28 (a)	17,000	17,072
5.65%, 06/01/54 (a)	64,000	62,645
Conagra Brands, Inc.
5.30%, 11/01/38 (a)	5,000	4,801
ConocoPhillips Co.
5.55%, 03/15/54 (a)	39,000	38,457
5.70%, 09/15/63 (a)	39,000	38,706
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/30 (a)	9,000	8,720
3.88%, 06/15/47 (a)	11,000	8,676
Constellation Brands, Inc.
3.15%, 08/01/29 (a)	44,000	42,222
4.50%, 05/09/47 (a)	17,000	14,258
Constellation Energy Generation LLC
6.50%, 10/01/53 (a)	25,000	27,801
Continental Resources, Inc.
2.88%, 04/01/32 (a)(f)	30,000	26,119
COPT Defense Properties LP
2.00%, 01/15/29 (a)	31,000	28,726
2.25%, 03/15/26 (a)	25,000	24,736
2.75%, 04/15/31 (a)	72,000	65,186
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	87,000	83,019
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	117,000	120,181
5.90%, 02/15/55 (a)	60,000	57,965
Crowdstrike Holdings, Inc.
3.00%, 02/15/29 (a)	600,000	571,578
Crown Castle, Inc.
2.90%, 03/15/27 (a)	70,000	68,652
	Principal Amount	Fair Value
3.30%, 07/01/30 (a)	$57,000	$53,960
CSL Finance PLC
4.25%, 04/27/32 (a)(f)	43,000	42,376
5.11%, 04/03/34 (a)(f)	14,000	14,424
5.42%, 04/03/54 (a)(f)	6,000	5,839
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	34,000	29,303
CVS Health Corp.
3.00%, 08/15/26 (a)	24,000	23,751
3.63%, 04/01/27 (a)	21,000	20,823
3.75%, 04/01/30 (a)	16,000	15,500
4.30%, 03/25/28 (a)	2,000	2,001
4.78%, 03/25/38 (a)	12,000	11,251
5.13%, 07/20/45 (a)	15,000	13,609
5.30%, 06/01/33 - 12/05/43 (a)	134,000	134,808
5.88%, 06/01/53 (a)	7,000	6,876
6.00%, 06/01/63 (a)	6,000	5,913
6.05%, 06/01/54 (a)	19,000	19,211
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (a)(b)	89,000	93,650
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (a)(f)	155,000	137,220
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (a)(b)	320,000	313,050
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (a)(b)	180,000	192,523
Deutsche Telekom AG
3.63%, 01/21/50 (a)(f)	191,000	141,810
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	18,000	16,956
3.25%, 11/15/39 (a)	11,000	9,000
3.40%, 11/15/49 (a)	2,000	1,469
Diamondback Energy, Inc.
3.13%, 03/24/31 (a)	24,000	22,310
4.40%, 03/24/51 (a)	11,000	8,888
5.40%, 04/18/34 (a)	93,000	95,047
5.75%, 04/18/54 (a)	33,000	31,735
Dick's Sporting Goods, Inc.
4.10%, 01/15/52 (a)	125,000	93,376
Digital Realty Trust LP
3.60%, 07/01/29 (a)	30,000	29,260
Discovery Communications LLC
3.95%, 03/20/28 (a)	12,000	11,722
Dollar General Corp.
3.50%, 04/03/30 (a)	11,000	10,569
4.13%, 04/03/50 (a)	17,000	13,417
Dominion Energy, Inc.
3.38%, 04/01/30 (a)	36,000	34,592
Dover Corp.
2.95%, 11/04/29 (a)	18,000	17,122
Dow Chemical Co.
2.10%, 11/15/30 (a)	14,000	12,402
3.60%, 11/15/50 (a)	16,000	10,836
5.15%, 02/15/34 (a)	35,000	35,090
5.55%, 11/30/48 (a)	10,000	9,107
6.30%, 03/15/33 (a)	33,000	35,468

See Notes to Schedule of Investments.
Elfun Income Fund	5

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
DR Horton, Inc.
5.50%, 10/15/35 (a)	$44,000	$45,595
DTE Energy Co.
2.85%, 10/01/26 (a)	12,000	11,850
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	12,000	9,613
Duke Energy Corp.
2.55%, 06/15/31 (a)	54,000	48,843
3.30%, 06/15/41 (a)	49,000	37,806
3.50%, 06/15/51 (a)	42,000	29,612
3.75%, 09/01/46 (a)	69,000	52,949
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	16,000	13,570
DuPont de Nemours, Inc.
5.42%, 11/15/48 (a)	2,000	1,978
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (a)(f)	30,000	29,493
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54 (a)	45,000	44,301
Eastman Chemical Co.
4.65%, 10/15/44 (a)	20,000	17,080
Eaton Corp.
3.10%, 09/15/27 (a)	8,000	7,895
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	24,000	22,773
Elevance Health, Inc.
2.88%, 09/15/29 (a)	11,000	10,447
3.60%, 03/15/51 (a)	12,000	8,597
3.70%, 09/15/49 (a)	12,000	8,804
5.13%, 02/15/53 (a)	9,000	8,218
5.65%, 06/15/54 (a)	25,000	24,561
6.10%, 10/15/52 (a)	17,000	17,722
Eli Lilly & Co.
5.00%, 02/09/54 (a)	13,000	12,305
5.10%, 02/09/64 (a)	54,000	50,999
Emerson Electric Co.
1.80%, 10/15/27 (a)	13,000	12,477
2.75%, 10/15/50 (a)	15,000	9,744
Enbridge, Inc.
1.60%, 10/04/26 (a)	83,000	80,923
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (a)(b)	47,000	47,481
Energy Transfer LP
5.25%, 07/01/29 (a)	262,000	269,700
5.30%, 04/01/44 - 04/15/47 (a)	34,000	30,899
5.35%, 05/15/45 (a)	28,000	25,679
5.75%, 02/15/33 (a)	51,000	53,481
5.95%, 05/15/54 (a)	18,000	17,460
6.10%, 12/01/28 (a)	71,000	74,691
6.40%, 12/01/30 (a)	29,000	31,427
6.50%, 02/01/42 (a)	17,000	18,045
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	32,000	26,637
4.85%, 01/31/34 (a)	219,000	220,938
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.30% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (a)(b)	9,000	8,985
EOG Resources, Inc.
4.15%, 01/15/26 (a)	3,000	2,998
	Principal Amount	Fair Value
5.10%, 01/15/36 (a)	$3,000	$3,023
Equinix, Inc.
2.15%, 07/15/30 (a)	30,000	27,072
ERP Operating LP
4.50%, 07/01/44 (a)	10,000	8,864
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/52 (a)	11,000	7,101
Exelon Corp.
4.05%, 04/15/30 (a)	36,000	35,614
4.45%, 04/15/46 (a)	24,000	20,431
4.70%, 04/15/50 (a)	24,000	20,754
5.60%, 03/15/53 (a)	68,000	66,575
Expand Energy Corp.
6.75%, 04/15/29 (a)(f)	235,000	237,404
Expedia Group, Inc.
5.40%, 02/15/35 (a)	52,000	53,388
Extra Space Storage LP
2.20%, 10/15/30 (a)	24,000	21,520
3.90%, 04/01/29 (a)	16,000	15,776
5.90%, 01/15/31 (a)	73,000	77,539
Exxon Mobil Corp.
3.45%, 04/15/51 (a)	22,000	16,114
FedEx Corp.
4.10%, 02/01/45 (a)(f)	44,000	34,819
Fidelity National Financial, Inc.
3.20%, 09/17/51 (a)	32,000	20,528
Fidelity National Information Services, Inc.
3.10%, 03/01/41 (a)	3,000	2,259
FirstEnergy Corp.
3.40%, 03/01/50 (a)	32,000	22,299
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(f)	42,000	35,991
Fiserv, Inc.
3.50%, 07/01/29 (a)	7,000	6,802
4.40%, 07/01/49 (a)	7,000	5,776
Florida Power & Light Co.
4.13%, 02/01/42 (a)	17,000	14,818
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	20,000	17,753
Flowserve Corp.
2.80%, 01/15/32 (a)	29,000	25,687
Fox Corp.
6.50%, 10/13/33 (a)	74,000	81,475
Freeport-McMoRan, Inc.
4.25%, 03/01/30 (a)	75,000	74,224
General Dynamics Corp.
4.25%, 04/01/50 (a)	15,000	12,871
General Mills, Inc.
3.00%, 02/01/51 (a)	14,000	9,142
General Motors Co.
5.20%, 04/01/45 (a)	2,000	1,799
5.40%, 04/01/48 (a)	2,000	1,824
6.80%, 10/01/27 (a)	16,000	16,701
General Motors Financial Co., Inc.
1.25%, 01/08/26 (a)	45,000	44,624
2.35%, 01/08/31 (a)	19,000	16,833
5.25%, 03/01/26 (a)	16,000	16,040
5.85%, 04/06/30 (a)	250,000	261,482
6.10%, 01/07/34 (a)	112,000	117,807
Genuine Parts Co.
2.75%, 02/01/32 (a)	18,000	15,958
Georgia Power Co.
5.25%, 03/15/34 (a)	305,000	314,528

See Notes to Schedule of Investments.
6	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Gilead Sciences, Inc.
2.60%, 10/01/40 (a)	$16,000	$11,743
2.95%, 03/01/27 (a)	2,000	1,972
3.65%, 03/01/26 (a)	10,000	9,986
4.15%, 03/01/47 (a)	9,000	7,589
4.60%, 09/01/35 (a)	69,000	68,204
5.25%, 10/15/33 (a)	19,000	19,917
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	24,000	23,426
Goldman Sachs Group, Inc.
5.15%, 05/22/45 (a)	10,000	9,398
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (a)(b)	42,000	40,961
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (a)(b)	20,000	17,840
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (a)(b)	17,000	12,546
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (a)(b)	24,000	18,538
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (a)(b)	40,000	31,510
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (a)(b)	10,000	9,913
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.64% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (a)(b)	11,000	9,851
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (a)(b)	17,000	17,019
Graphic Packaging International LLC
1.51%, 04/15/26 (a)(f)	29,000	28,522
Gray Oak Pipeline LLC
2.60%, 10/15/25 (a)(f)	47,000	46,888
Haleon U.S. Capital LLC
3.38%, 03/24/27 (a)	250,000	247,515
Halliburton Co.
5.00%, 11/15/45 (a)	10,000	9,101
Hartford Insurance Group, Inc. (6.60% fixed rate until 10/30/25; 2.39% + 3 mo. Term SOFR thereafter)
6.60%, 02/12/67 (a)(b)(f)	28,000	26,218
HCA, Inc.
3.13%, 03/15/27 (a)	135,000	133,121
3.38%, 03/15/29 (a)	37,000	35,868
3.50%, 09/01/30 (a)	20,000	19,102
3.63%, 03/15/32 (a)	18,000	16,893
4.63%, 03/15/52 (a)	39,000	32,186
	Principal Amount	Fair Value
5.60%, 04/01/34 (a)	$62,000	$64,381
5.75%, 03/01/35 (a)	50,000	52,283
6.00%, 04/01/54 (a)	22,000	22,045
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (a)(f)	24,000	21,705
3.20%, 06/01/50 (a)(f)	11,000	7,146
Healthcare Realty Holdings LP
2.00%, 03/15/31 (a)	14,000	12,157
Hess Corp.
5.60%, 02/15/41 (a)	3,000	3,114
5.80%, 04/01/47 (a)	2,000	2,081
Highwoods Realty LP
4.13%, 03/15/28 (a)	10,000	9,890
4.20%, 04/15/29 (a)	24,000	23,500
7.65%, 02/01/34 (a)	4,000	4,551
Home Depot, Inc.
2.70%, 04/15/30 (a)	10,000	9,420
3.35%, 04/15/50 (a)	20,000	14,437
3.50%, 09/15/56 (a)	11,000	7,863
3.90%, 06/15/47 (a)	7,000	5,660
4.50%, 12/06/48 (a)	7,000	6,160
4.95%, 06/25/34 - 09/15/52 (a)	39,000	38,750
5.30%, 06/25/54 (a)	11,000	10,770
5.40%, 06/25/64 (a)	45,000	44,419
Honeywell International, Inc.
1.75%, 09/01/31 (a)	28,000	24,251
2.70%, 08/15/29 (a)	3,000	2,857
5.25%, 03/01/54 (a)	129,000	124,097
Hormel Foods Corp.
1.80%, 06/11/30 (a)	38,000	34,123
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (a)(b)	330,000	316,160
HSBC Holdings PLC (2.87% fixed rate until 11/22/31; 1.41% + SOFR thereafter)
2.87%, 11/22/32 (a)(b)	200,000	180,170
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + 5 yr. USD ICE Swap thereafter)
6.00%, 05/22/27 (a)(b)	465,000	468,897
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (a)(b)	210,000	217,631
Huntington Bancshares, Inc.
2.55%, 02/04/30 (a)	42,000	38,881
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (a)(b)	109,000	112,324
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (a)(b)	42,000	43,700
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 (a)	35,000	32,898
Hyundai Capital America
5.40%, 01/08/31 (a)(f)	229,000	236,062
Imperial Brands Finance PLC
3.50%, 07/26/26 (a)(f)	200,000	198,522

See Notes to Schedule of Investments.
Elfun Income Fund	7

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.50%, 02/01/30 (a)(f)	$489,000	$507,269
5.88%, 07/01/34 (a)(f)	233,000	243,306
Indiana Michigan Power Co.
3.25%, 05/01/51 (a)	24,000	16,165
Ingersoll Rand, Inc.
5.70%, 08/14/33 (a)	58,000	61,602
Ingredion, Inc.
3.90%, 06/01/50 (a)	9,000	6,715
Intel Corp.
2.00%, 08/12/31 (a)	32,000	27,975
2.80%, 08/12/41 (a)	37,000	25,877
3.10%, 02/15/60 (a)	14,000	8,294
5.63%, 02/10/43 (a)	11,000	10,849
5.70%, 02/10/53 (a)	11,000	10,637
Intercontinental Exchange, Inc.
2.65%, 09/15/40 (a)	10,000	7,409
Intuit, Inc.
5.50%, 09/15/53 (a)	39,000	39,255
ITC Holdings Corp.
2.95%, 05/14/30 (a)(f)	60,000	56,215
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53 (a)	83,000	91,158
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
5.75%, 04/01/33 (a)	18,000	18,785
6.75%, 03/15/34 (a)	64,000	70,757
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group
5.95%, 04/20/35 (a)(f)	159,000	167,088
Jefferies Financial Group, Inc.
5.88%, 07/21/28 (a)	67,000	69,747
Johnson & Johnson
3.63%, 03/03/37 (a)	9,000	8,167
JPMorgan Chase & Co. (1.58% fixed rate until 04/22/26; 0.89% + SOFR thereafter)
1.58%, 04/22/27 (a)(b)	74,000	72,919
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (a)(b)	41,000	38,447
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (a)(b)	33,000	25,697
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (a)(b)	14,000	12,606
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (a)(b)	91,000	73,447
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (a)(b)	16,000	15,951
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (a)(b)	9,000	7,461
	Principal Amount	Fair Value
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (a)(b)	$191,000	$192,780
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (a)(b)	117,000	121,451
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (a)(b)	209,000	218,706
Kaiser Foundation Hospitals
3.27%, 11/01/49 (a)	154,000	109,137
Kenvue, Inc.
4.90%, 03/22/33 (a)	20,000	20,334
5.05%, 03/22/53 (a)	24,000	22,312
5.20%, 03/22/63 (a)	15,000	13,897
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (a)	10,000	9,166
6.38%, 03/01/41 (a)	10,000	10,706
Kinder Morgan, Inc.
1.75%, 11/15/26 (a)	92,000	89,610
5.05%, 02/15/46 (a)	9,000	8,143
5.20%, 06/01/33 (a)	18,000	18,449
KLA Corp.
3.30%, 03/01/50 (a)	20,000	14,286
Kraft Heinz Foods Co.
5.20%, 07/15/45 (a)	38,000	35,133
Kyndryl Holdings, Inc.
2.05%, 10/15/26 (a)	42,000	41,015
L3Harris Technologies, Inc.
3.85%, 12/15/26 (a)	16,000	15,954
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	162,000	165,541
6.20%, 08/15/34 (a)	49,000	51,337
Leidos, Inc.
4.38%, 05/15/30 (a)	160,000	159,448
5.40%, 03/15/32 (a)	48,000	49,860
5.50%, 03/15/35 (a)	60,000	62,128
5.75%, 03/15/33 (a)	40,000	42,242
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (a)(f)	7,000	4,958
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	16,000	15,643
Lowe's Cos., Inc.
1.30%, 04/15/28 (a)	11,000	10,285
1.70%, 09/15/28 - 10/15/30 (a)	37,000	34,202
3.00%, 10/15/50 (a)	20,000	12,924
3.70%, 04/15/46 (a)	2,000	1,535
4.05%, 05/03/47 (a)	16,000	12,880
5.63%, 04/15/53 (a)	30,000	29,802
LYB International Finance III LLC
1.25%, 10/01/25 (a)	15,000	15,000
3.63%, 04/01/51 (a)	20,000	13,376
3.80%, 10/01/60 (a)	6,000	3,865
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (a)(b)	149,000	149,364
Mars, Inc.
4.80%, 03/01/30 (a)(f)	69,000	70,307

See Notes to Schedule of Investments.
8	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
5.20%, 03/01/35 (a)(f)	$74,000	$75,616
5.70%, 05/01/55 (a)(f)	69,000	69,947
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51 (a)	20,000	12,836
Marvell Technology, Inc.
5.95%, 09/15/33 (a)	51,000	54,679
McCormick & Co., Inc.
1.85%, 02/15/31 (a)	12,000	10,510
3.25%, 11/15/25 (a)	139,000	138,684
McDonald's Corp.
3.60%, 07/01/30 (a)	28,000	27,331
3.63%, 09/01/49 (a)	7,000	5,243
4.88%, 12/09/45 (a)	9,000	8,326
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	38,000	38,017
Medtronic, Inc.
4.63%, 03/15/45 (a)	2,000	1,838
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	42,000	34,327
Mercedes-Benz Finance North America LLC
5.38%, 11/26/25 (a)(f)	245,000	245,265
Merck & Co., Inc.
1.90%, 12/10/28 (a)	56,000	52,576
2.45%, 06/24/50 (a)	30,000	17,972
2.75%, 12/10/51 (a)	19,000	11,966
2.90%, 12/10/61 (a)	8,000	4,796
4.00%, 03/07/49 (a)	6,000	4,873
5.00%, 05/17/53 (a)	6,000	5,634
Meritage Homes Corp.
3.88%, 04/15/29 (a)(f)	145,000	141,195
Meta Platforms, Inc.
3.85%, 08/15/32 (a)	78,000	75,890
4.45%, 08/15/52 (a)	42,000	36,035
MetLife, Inc.
4.72%, 12/15/44 (a)	15,000	13,760
Micron Technology, Inc.
3.37%, 11/01/41 (a)	29,000	22,399
3.48%, 11/01/51 (a)	39,000	27,812
5.30%, 01/15/31 (a)	82,000	84,839
5.65%, 11/01/32 (a)	48,000	50,339
5.80%, 01/15/35 (a)	321,000	337,349
Microsoft Corp.
2.40%, 08/08/26 (a)	16,000	15,812
2.68%, 06/01/60 (a)	4,000	2,392
2.92%, 03/17/52 (a)	40,000	27,168
3.50%, 02/12/35 (a)	12,000	11,335
Mid-America Apartments LP
2.88%, 09/15/51 (a)	31,000	19,966
Mizuho Financial Group, Inc.
2.84%, 09/13/26 (a)	289,000	285,688
Molson Coors Beverage Co.
4.20%, 07/15/46 (a)	4,000	3,253
Morgan Stanley
3.97%, 07/22/38 (a)(b)	15,000	13,420
4.35%, 09/08/26 (a)	46,000	46,084
4.38%, 01/22/47 (a)	14,000	12,274
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (a)(b)	34,000	33,271
Morgan Stanley (2.48% fixed rate until 09/16/31; 1.36% + SOFR thereafter)
2.48%, 09/16/36 (a)(b)	127,000	110,373
	Principal Amount	Fair Value
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (a)(b)	$91,000	$58,700
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (a)(b)	100,000	90,979
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (a)(b)	34,000	35,406
MPLX LP
2.65%, 08/15/30 (a)	20,000	18,363
5.20%, 12/01/47 (a)	4,000	3,580
MSCI, Inc.
5.25%, 09/01/35 (a)	40,000	40,333
Mylan, Inc.
5.20%, 04/15/48 (a)	9,000	7,368
Nasdaq, Inc.
5.95%, 08/15/53 (a)	14,000	14,656
6.10%, 06/28/63 (a)	18,000	18,989
National Australia Bank Ltd. (3.35% fixed rate until 01/12/32; 1.70% + 5 yr. CMT thereafter)
3.35%, 01/12/37 (a)(b)(f)	254,000	230,297
NetApp, Inc.
5.50%, 03/17/32 (a)	90,000	93,567
Netflix, Inc.
4.90%, 08/15/34 (a)	38,000	39,180
5.40%, 08/15/54 (a)	22,000	22,181
Nevada Power Co.
6.00%, 03/15/54 (a)	23,000	23,880
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (a)(b)	20,000	20,162
NGPL PipeCo LLC
3.25%, 07/15/31 (a)(f)	37,000	33,536
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (a)(f)	31,000	30,721
NIKE, Inc.
3.38%, 03/27/50 (a)	7,000	5,087
NNN REIT, Inc.
4.00%, 11/15/25 (a)	18,000	17,981
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	18,000	15,197
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (a)(f)	50,000	35,625
NOV, Inc.
3.60%, 12/01/29 (a)	28,000	27,087
Novant Health, Inc.
3.32%, 11/01/61 (a)	20,000	13,111
Novartis Capital Corp.
2.20%, 08/14/30 (a)	31,000	28,488
NRG Energy, Inc.
4.73%, 10/15/30 (a)(f)(g)	81,000	80,994
5.41%, 10/15/35 (a)(f)(g)	92,000	92,301
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43 (a)	106,000	106,561
5.40%, 06/21/34 (a)	149,000	153,412
Occidental Petroleum Corp.
6.13%, 01/01/31 (a)	72,000	75,745

See Notes to Schedule of Investments.
Elfun Income Fund	9

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	$20,000	$19,204
ONEOK, Inc.
4.35%, 03/15/29 (a)	18,000	17,987
6.10%, 11/15/32 (a)	60,000	64,285
6.63%, 09/01/53 (a)	50,000	53,168
Oracle Corp.
2.30%, 03/25/28 (a)	14,000	13,384
2.65%, 07/15/26 (a)	21,000	20,752
2.95%, 04/01/30 (a)	31,000	29,207
3.60%, 04/01/50 (a)	20,000	14,081
3.95%, 03/25/51 (a)	12,000	8,928
4.00%, 07/15/46 - 11/15/47 (a)	26,000	20,163
4.10%, 03/25/61 (a)	27,000	19,404
5.55%, 02/06/53 (a)	18,000	16,989
6.15%, 11/09/29 (a)	23,000	24,528
6.90%, 11/09/52 (a)	18,000	20,046
Otis Worldwide Corp.
2.57%, 02/15/30 (a)	11,000	10,244
3.36%, 02/15/50 (a)	14,000	10,009
Owens Corning
3.88%, 06/01/30 (a)	80,000	78,193
5.70%, 06/15/34 (a)	64,000	67,400
5.95%, 06/15/54 (a)	19,000	19,596
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	26,000	25,001
2.50%, 02/01/31 (a)	46,000	40,994
3.00%, 06/15/28 (a)	122,000	117,601
3.30%, 08/01/40 (a)	46,000	34,905
3.50%, 08/01/50 (a)	19,000	13,000
4.30%, 03/15/45 (a)	30,000	23,978
PacifiCorp
2.70%, 09/15/30 (a)	20,000	18,484
2.90%, 06/15/52 (a)	47,000	28,661
Packaging Corp. of America
3.05%, 10/01/51 (a)	28,000	18,301
Paramount Global
3.70%, 06/01/28 (a)	7,000	6,847
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	16,000	15,531
4.50%, 09/15/29 (a)	27,000	27,359
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	34,000	36,025
Paychex, Inc.
5.10%, 04/15/30 (a)	72,000	74,065
5.60%, 04/15/35 (a)	55,000	57,577
PayPal Holdings, Inc.
2.65%, 10/01/26 (a)	29,000	28,643
3.25%, 06/01/50 (a)	15,000	10,532
PepsiCo, Inc.
1.63%, 05/01/30 (a)	17,000	15,250
2.63%, 07/29/29 (a)	24,000	22,842
2.75%, 10/21/51 (a)	49,000	31,384
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	37,000	37,383
5.30%, 05/19/53 (a)	15,000	14,498
5.34%, 05/19/63 (a)	24,000	22,765
Pfizer, Inc.
2.70%, 05/28/50 (a)	43,000	27,265
3.90%, 03/15/39 (a)	11,000	9,733
4.13%, 12/15/46 (a)	10,000	8,348
4.40%, 05/15/44 (a)	3,000	2,676
	Principal Amount	Fair Value
Philip Morris International, Inc.
2.10%, 05/01/30 (a)	$7,000	$6,379
3.38%, 08/15/29 (a)	13,000	12,630
4.13%, 03/04/43 (a)	6,000	5,129
5.13%, 02/15/30 (a)	54,000	55,807
5.25%, 02/13/34 (a)	97,000	100,135
5.63%, 11/17/29 (a)	30,000	31,587
Phillips 66 Co.
2.15%, 12/15/30 (a)	102,000	91,065
3.15%, 12/15/29 (a)	51,000	48,777
4.68%, 02/15/45 (a)	12,000	10,297
Pilgrim's Pride Corp.
6.25%, 07/01/33 (a)	10,000	10,660
6.88%, 05/15/34 (a)	38,000	41,932
Pioneer Natural Resources Co.
1.13%, 01/15/26 (a)	36,000	35,679
2.15%, 01/15/31 (a)	75,000	67,447
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	20,000	19,313
PPL Capital Funding, Inc.
3.10%, 05/15/26 (a)	27,000	26,793
Precision Castparts Corp.
4.38%, 06/15/45 (a)	13,000	11,400
Progressive Corp.
3.00%, 03/15/32 (a)	35,000	32,307
3.70%, 03/15/52 (a)	11,000	8,481
Prologis LP
3.05%, 03/01/50 (a)	10,000	6,744
3.25%, 06/30/26 (a)	7,000	6,956
5.00%, 03/15/34 (a)	20,000	20,329
5.25%, 03/15/54 (a)	14,000	13,530
Prudential Financial, Inc.
3.94%, 12/07/49 (a)	20,000	15,788
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (a)(b)	16,000	16,292
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	20,000	19,868
Public Storage Operating Co.
5.35%, 08/01/53 (a)	17,000	16,803
QUALCOMM, Inc.
4.50%, 05/20/52 (a)	40,000	34,691
Quest Diagnostics, Inc.
2.95%, 06/30/30 (a)	5,000	4,710
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	38,000	33,505
Regions Financial Corp.
1.80%, 08/12/28 (a)	87,000	81,517
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (a)(b)	277,000	288,612
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	44,000	46,200
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (a)	53,000	33,243
Rio Tinto Finance USA PLC
5.25%, 03/14/35 (a)	30,000	30,922
5.75%, 03/14/55 (a)	36,000	37,056
5.88%, 03/14/65 (a)	32,000	33,347

See Notes to Schedule of Investments.
10	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
ROBLOX Corp.
3.88%, 05/01/30 (a)(f)	$156,000	$148,924
Rockwell Automation, Inc.
2.80%, 08/15/61 (a)	10,000	5,947
4.20%, 03/01/49 (a)	15,000	12,624
Ross Stores, Inc.
4.70%, 04/15/27 (a)	4,000	4,014
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36 (a)(g)	50,000	50,319
5.63%, 09/30/31 (a)(f)	189,000	192,546
Royalty Pharma PLC
1.75%, 09/02/27 (a)	17,000	16,242
2.20%, 09/02/30 (a)	3,000	2,692
3.30%, 09/02/40 (a)	3,000	2,304
5.40%, 09/02/34 (a)	24,000	24,505
RTX Corp.
1.90%, 09/01/31 (a)	45,000	39,162
2.82%, 09/01/51 (a)	46,000	29,140
3.13%, 05/04/27 (a)	28,000	27,598
3.50%, 03/15/27 (a)	12,000	11,906
4.15%, 05/15/45 (a)	11,000	9,273
4.45%, 11/16/38 (a)	9,000	8,465
6.10%, 03/15/34 (a)	50,000	54,724
6.40%, 03/15/54 (a)	35,000	39,146
Salesforce, Inc.
1.95%, 07/15/31 (a)	25,000	22,205
2.70%, 07/15/41 (a)	34,000	24,999
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(f)	16,000	15,933
5.00%, 06/01/34 (a)(f)	158,000	159,548
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (a)(b)	60,000	58,600
Shell Finance U.S., Inc.
2.38%, 11/07/29 (a)	61,000	57,237
3.25%, 04/06/50 (a)	19,000	13,465
Siemens Funding BV
5.80%, 05/28/55 (a)(f)	200,000	213,770
Simon Property Group LP
3.38%, 06/15/27 (a)	10,000	9,902
SK Hynix, Inc.
5.50%, 01/16/29 (a)(f)	200,000	206,556
Smith & Nephew PLC
5.40%, 03/20/34 (a)	26,000	26,834
Sonoco Products Co.
5.00%, 09/01/34 (a)	82,000	81,132
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	140,000	140,759
Southern California Edison Co.
4.00%, 04/01/47 (a)	43,000	32,460
4.20%, 03/01/29 (a)	31,000	30,630
5.65%, 10/01/28 (a)	199,000	205,147
Southern Co.
3.70%, 04/30/30 (a)	58,000	56,571
Southwest Airlines Co.
2.63%, 02/10/30 (a)	28,000	25,826
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	17,000	16,765
Starbucks Corp.
4.00%, 11/15/28 (a)	5,000	4,993
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	64,000	58,294
	Principal Amount	Fair Value
Stryker Corp.
1.95%, 06/15/30 (a)	$43,000	$38,871
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43 (a)	76,000	83,127
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (a)(f)	484,000	471,711
Svenska Handelsbanken AB (1.42% fixed rate until 06/11/26; 0.63% + 1 yr. CMT thereafter)
1.42%, 06/11/27 (a)(b)(f)	250,000	245,270
Synopsys, Inc.
4.85%, 04/01/30 (a)	92,000	93,706
5.15%, 04/01/35 (a)	55,000	55,904
5.70%, 04/01/55 (a)	52,000	52,477
Sysco Corp.
5.95%, 04/01/30 (a)	2,000	2,120
6.60%, 04/01/50 (a)	3,000	3,334
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (a)	200,000	181,650
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	97,000	96,249
4.00%, 04/14/32 (a)	20,000	19,230
Tampa Electric Co.
2.40%, 03/15/31 (a)	46,000	41,697
3.45%, 03/15/51 (a)	28,000	20,109
4.35%, 05/15/44 (a)	30,000	25,811
Tanger Properties LP
2.75%, 09/01/31 (a)	92,000	82,568
Tapestry, Inc.
3.05%, 03/15/32 (a)	40,000	36,267
4.13%, 07/15/27 (a)	3,000	2,998
5.10%, 03/11/30 (a)	144,000	147,367
5.50%, 03/11/35 (a)	88,000	89,936
Targa Resources Corp.
6.50%, 03/30/34 (a)	105,000	114,329
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	83,000	83,100
Target Corp.
1.95%, 01/15/27 (a)	15,000	14,645
Texas Instruments, Inc.
3.88%, 03/15/39 (a)	16,000	14,292
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41 (a)	27,000	19,942
Time Warner Cable LLC
6.55%, 05/01/37 (a)	8,000	8,311
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	142,000	135,104
3.75%, 04/15/27 (a)	56,000	55,671
4.50%, 04/15/50 (a)	11,000	9,257
4.80%, 07/15/28 (a)	234,000	238,231
5.50%, 01/15/55 (a)	26,000	25,140
Toronto-Dominion Bank
3.20%, 03/10/32 (a)	95,000	88,169
4.46%, 06/08/32 (a)	43,000	42,978
Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + 5 yr. USD Swap thereafter)
3.63%, 09/15/31 (a)(b)	17,000	16,860

See Notes to Schedule of Investments.
Elfun Income Fund	11

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (a)(b)	$233,000	$245,232
TotalEnergies Capital International SA
2.83%, 01/10/30 (a)	179,000	170,728
Tractor Supply Co.
5.25%, 05/15/33 (a)	35,000	36,087
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	24,000	24,010
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	11,000	10,967
Travelers Cos., Inc.
2.55%, 04/27/50 (a)	52,000	31,982
Truist Financial Corp. (6.67% fixed rate until 03/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 03/01/26 (a)(b)	109,000	109,621
TSMC Arizona Corp.
4.13%, 04/22/29 (a)	200,000	200,254
Tyson Foods, Inc.
5.40%, 03/15/29 (a)	37,000	38,265
5.70%, 03/15/34 (a)	42,000	44,259
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (a)(b)	96,000	96,444
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (a)(b)	144,000	151,649
Uber Technologies, Inc.
4.15%, 01/15/31 (a)	80,000	79,274
4.80%, 09/15/35 (a)	70,000	69,324
UDR, Inc.
2.10%, 08/01/32 (a)	24,000	20,474
3.00%, 08/15/31 (a)	14,000	12,928
Union Pacific Corp.
3.55%, 05/20/61 (a)	24,000	16,561
3.60%, 09/15/37 (a)	5,000	4,433
3.80%, 04/06/71 (a)	13,000	9,170
4.10%, 09/15/67 (a)	10,000	7,610
UnitedHealth Group, Inc.
2.00%, 05/15/30 (a)	30,000	27,183
4.20%, 05/15/32 (a)	30,000	29,557
4.45%, 12/15/48 (a)	20,000	16,989
4.75%, 05/15/52 (a)	31,000	27,281
5.05%, 04/15/53 (a)	24,000	21,995
5.20%, 04/15/63 (a)	41,000	37,538
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	95,000	94,570
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	78,000	83,210
6.40%, 06/28/54 (a)	48,000	49,355
Ventas Realty LP
3.25%, 10/15/26 (a)	16,000	15,832
5.63%, 07/01/34 (a)	38,000	39,582
Verisk Analytics, Inc.
5.25%, 06/05/34 (a)	79,000	81,425
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	56,000	49,112
2.55%, 03/21/31 (a)	91,000	82,732
3.40%, 03/22/41 (a)	28,000	22,119
3.55%, 03/22/51 (a)	20,000	14,632
	Principal Amount	Fair Value
3.70%, 03/22/61 (a)	$16,000	$11,272
4.40%, 11/01/34 (a)	58,000	55,893
4.86%, 08/21/46 (a)	47,000	42,739
5.40%, 07/02/37 (a)(f)	74,000	75,180
Viatris, Inc.
4.00%, 06/22/50 (a)	20,000	13,643
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	26,000	20,932
Vistra Operations Co. LLC
6.00%, 04/15/34 (a)(f)	40,000	42,161
Vontier Corp.
2.40%, 04/01/28 (a)	49,000	46,657
2.95%, 04/01/31 (a)	38,000	34,713
Vornado Realty LP
2.15%, 06/01/26 (a)	498,000	489,280
Walmart, Inc.
1.80%, 09/22/31 (a)	24,000	21,170
2.50%, 09/22/41 (a)	27,000	19,515
2.65%, 09/22/51 (a)	14,000	8,934
Walt Disney Co.
2.65%, 01/13/31 (a)	31,000	28,832
3.38%, 11/15/26 (a)	3,000	2,982
3.60%, 01/13/51 (a)	20,000	15,131
6.65%, 11/15/37 (a)	20,000	23,104
Warnermedia Holdings, Inc.
3.76%, 03/15/27 (a)	135,000	133,011
4.28%, 03/15/32 (a)	104,000	95,348
5.05%, 03/15/42 (a)	15,000	11,967
5.14%, 03/15/52 (a)	3,000	2,235
Wells Fargo & Co.
4.15%, 01/24/29 (a)	36,000	35,981
4.75%, 12/07/46 (a)	36,000	31,958
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(b)	87,000	84,570
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(b)	43,000	33,374
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.43% + 3 mo. Term SOFR thereafter)
3.20%, 06/17/27 (a)(b)	278,000	276,073
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (a)(b)	71,000	73,453
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (a)(b)	51,000	53,183
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (a)(b)	60,000	66,689
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (a)(b)	24,000	23,494
Williams Cos., Inc.
4.85%, 03/01/48 (a)	11,000	9,767
4.90%, 01/15/45 (a)	25,000	22,574
5.30%, 08/15/52 (a)	18,000	16,887
Willis North America, Inc.
3.88%, 09/15/49 (a)	20,000	15,173

See Notes to Schedule of Investments.
12	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)
	Principal Amount	Fair Value
Workday, Inc.
3.50%, 04/01/27 (a)	$35,000	$34,697
3.70%, 04/01/29 (a)	70,000	68,953
Zoetis, Inc.
3.90%, 08/20/28 (a)	11,000	10,973
5.60%, 11/16/32 (a)	68,000	72,298
		37,605,076
Non-Agency Collateralized Mortgage Obligations - 7.5%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(e)(f)	543,534	544,033
Bank
3.18%, 09/15/60 (a)	2,352,542	2,303,442
4.41%, 11/15/61 (a)(b)	1,001,000	1,004,512
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	460,000	433,092
CD Mortgage Trust
2.91%, 08/15/57 (a)	839,000	779,750
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	336,823	322,523
COMM Mortgage Trust
3.92%, 10/15/45 (a)(f)	180,626	169,500
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(f)	802,146	798,814
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	1,523,000	1,438,082
3.05%, 11/10/52 (a)	743,000	702,976
4.14%, 03/10/51 (a)(b)	291,000	280,086
4.43%, 11/10/48 (a)(b)	380,000	326,353
Impac CMB Trust (4.99% fixed rate until 10/25/25; 0.83% + 1 mo. Term SOFR thereafter)
4.99%, 10/25/34 (a)(b)	5,913	5,861
JPMBB Commercial Mortgage Securities Trust
4.84%, 11/15/48 (a)(b)	250,000	124,445
MASTR Alternative Loan Trust
5.00%, 08/25/18 (a)(c)(h)	1,544	3
OBX Trust
5.06%, 09/25/65 (a)(b)(f)	341,154	341,491
Verus Securitization Trust
4.87%, 09/25/70 (a)(b)(f)	333,021	332,301
		9,907,264
Municipal Bonds and Notes - 0.1%
State of California, CA
4.60%, 04/01/38 (a)(i)	200,000	203,964
Total Bonds and Notes (Cost $131,530,360)		126,769,715
Total Investments in Securities (Cost $131,530,360)		126,769,715

	Number of Shares	Fair Value
Short-Term Investments - 23.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 4.13% (a)(j)(k) (Cost $30,841,763)	30,841,763	30,841,763
Total Investments (Cost $162,372,123)		157,611,478
Liabilities in Excess of Other Assets, net - (19.0)%		(25,171,480)
NET ASSETS - 100.0%		$132,439,998

See Notes to Schedule of Investments.
Elfun Income Fund	13

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$14,500	1.00%/ Quarterly	06/20/30	$(327,959)	$(221,445)	$(106,514)

The Fund had the following long futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2025	19	$2,254,784	$2,281,188	$26,404
U.S. Long Bond Futures	December 2025	2	228,504	233,188	4,684
5 Yr. U.S. Treasury Notes Futures	December 2025	284	30,975,161	31,011,469	36,308
10 Yr. U.S. Treasury Notes Futures	December 2025	27	3,027,643	3,037,500	9,857
					$77,253

The Fund had the following short futures contracts open at September 30, 2025:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures	December 2025	4	$(460,493)	$(460,313)	$180
2 Yr. U.S. Treasury Notes Futures	December 2025	30	(6,254,727)	(6,251,953)	2,774
					$2,954
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At September 30, 2025, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)	Variable Rate Security - Interest rate shown is rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.
(d)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.
(e)	Step coupon bond.
See Notes to Schedule of Investments.
14	Elfun Income Fund

Elfun Income Fund
Schedule of Investments
September 30, 2025 (Unaudited)

(f)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to $8,740,700 or 6.60% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund's Board of Trustees.
(g)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(h)	Security is in default.
(i)	Pre-refunded bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and are used to pay principal and interest on the tax-exempt issue to retire the bonds at the earliest refunding date.
(j)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of September 30, 2025.

Abbreviations:
CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at September 30, 2025:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$37,980,981	$—	$37,980,981
Agency Mortgage Backed	—	39,381,265	—	39,381,265
Agency Collateralized Mortgage Obligations	—	1,187,555	—	1,187,555
Asset Backed	—	503,610	—	503,610
Corporate Notes	—	37,605,076	—	37,605,076
Non-Agency Collateralized Mortgage Obligations	—	9,907,264	—	9,907,264
Municipal Bonds and Notes	—	203,964	—	203,964
Short-Term Investments	30,841,763	—	—	30,841,763
Total Investments in Securities	$30,841,763	$126,769,715	$—	$157,611,478
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(106,514)	—	(106,514)
Long Futures Contracts - Unrealized Appreciation	77,253	—	—	77,253
Short Futures Contracts - Unrealized Appreciation	2,954	—	—	2,954
Total Other Financial Instruments	$80,207	$(106,514)	$—	$(26,307)

Affiliate Table

	Number of Shares Held at 12/31/24	Value at 12/31/24	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 9/30/25	Value at 9/30/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	25,337,938	$25,337,938	$29,937,420	$24,433,595	$—	$—	30,841,763	$30,841,763	$787,069
See Notes to Schedule of Investments.
Elfun Income Fund	15

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Security Valuation
The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund’s investments by major category are as follows:
•Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2025 is disclosed in the Fund’s Schedule of Investments.
16

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker for futures contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended September 30, 2025, the Fund entered into futures contracts to manage interest rate risk
Credit Default Swaps
During the period ended  September 30, 2025, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through
17

Elfun Income Fund
Notes to Schedule of Investments
September 30, 2025 (Unaudited)

securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
Delayed Delivery and When-Issued Securities
During the period ended September 30, 2025, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
18